Environmental Liabilities - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Environmental Liabilities [Line Items]
Long-term inflation rate assumption of current costs (as a percent)	2.00%
Undiscounted environmental liabilities	$ 80	$ 94
Increase (decrease) of environmental liability due to revaluation adjustment	16	16
PCB [Member]
Environmental Liabilities [Line Items]
Undiscounted environmental liabilities	39	50
Increase (decrease) of environmental liability due to revaluation adjustment	17	20
Land Assessment and Remediation [Member]
Environmental Liabilities [Line Items]
Undiscounted environmental liabilities	41	44
Increase (decrease) of environmental liability due to revaluation adjustment	$ (1)	$ (4)
Minimum [Member]
Environmental Liabilities [Line Items]
Future environmental expenditure discount rate (as a percent)	2.00%	2.00%
Maximum [Member]
Environmental Liabilities [Line Items]
Future environmental expenditure discount rate (as a percent)	6.30%	6.30%